Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment shares	Jun. 27, 2025 USD ($)	Dec. 31, 2024 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
FDIC coverage limit	$ 250,000
Deferred offering costs	0		$ 105,806
Uncertain tax positions	$ 0		$ 0
Number of reportable segment (in segment) | Segment	1
Public Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs		$ 5,300,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Temporary equity, shares issued (in Shares) | shares	27,600,000		0
Temporary equity, shares outstanding (in Shares) | shares	27,600,000		0
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 106,000